Feb. 28, 2020
NATIONWIDE MUTUAL FUNDS
Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Supplement dated March 12, 2020
to the Prospectus dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

2.	As of the Effective Date, the Prospectus is amended as follows:

a.	All references to, and information regarding, Ziegler in the Prospectus are deleted in their entirety.

b.	The Fund is renamed the “Nationwide NYSE Arca Tech 100 Index Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

c.	The table under the heading “Fees and Expenses” on page 19 of the Prospectus is hereby deleted and replaced with the following:

	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Management Fees(1)	0.22%	0.22%	0.22%	0.22%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.19%	0.19%	0.10%	0.21%
Total Annual Fund Operating Expenses	0.66%	1.41%	0.32%	0.43%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective May 21, 2020.

d.	The table under the heading “Example” on page 19 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$639	$774	$922	$1,350
Class C Shares	244	446	771	1,691
Class R6 Shares	33	103	180	406
Institutional Service Class Shares	44	138	241	542

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$144	$446	$771	$1,691